Notes Related to the Consolidated Statements of Financial Position - Schedule of Other Current Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Current Assets [Line Items]
Research Tax Credit	€ 3,326	€ 3,321	€ 3,743
Tax receivables (e.g. VAT) and other receivables	1,114	863	1,190
Cash to be received from bank related to exercise of warrants	23		553
Prepayments	1,327	339	220
Total	€ 5,791	€ 4,524	€ 5,705